RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
RELATED PARTIES

NOTE 18 – RELATED PARTIES:

Key Management Personnel Compensation and other related party transactions and balances:

The key management personnel, among others includes board members, CEO and CFO.

The totals of remuneration paid to Key Management Personnel and related parties during the years are as follows:

1. Transactions with related parties:	December 31, 2022	December 31, 2021
Issuance of options to related party	721	-
Short-term salary and fees	508	475
Loan repayment	172	103
Share based payments	98	105
Post-employment retirement benefits	94	92
Payment for Administrative services	36	39
Non-monetary benefits	29	11
Proof of Concept projects paid by affiliated companies	(1,064)	(695)
Total	(594)	130

2. Balance with related parties:		December 31, 2022	December 31, 2021
Key management	Salary and related	(99)	(86)
Directors	Salary and related	(82)	(11)
Shareholders	Borrowings from related parties	(710)	(270)
Shareholders	Other accounts payable	(56)	(24)
Joint Ventures	Other receivables	59	74
Joint Ventures	Investment in subsidiary	221	147
		(667)	(170)